Property, Plant and Equipment (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 11,310,032
Charge for the year	(1,494,176)	¥ (1,621,459)	¥ (1,553,039)
Closing net book amount	12,179,504	11,310,032
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	49,235,684	48,181,760
Additions	227,526	176,764
Transferred from construction in progress	2,467,917	1,699,974
Reclassification	0	0
Disposals	(448,095)	(805,133)
Transferred from investment properties	47	1,164
Transferred to construction in progres		(18,755)
Transferred to investment properties		(90)
Others	1,208
Closing net book amount	51,484,287	49,235,684	48,181,760
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(36,485,141)	(35,555,330)
Reclassification	0	0
Transferred from investment properties	(45)	(1,088)
Transferred to construction in progres		6,423
Transferred to investment properties		87
Charge for the year	(1,494,176)	(1,621,459)
Written back on disposals	396,974	686,226
Closing net book amount	(37,582,388)	(36,485,141)	(35,555,330)
Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(1,440,511)	(913,408)
Reclassification	0	0
Charge for the year	(286,260)	(587,622)
Written back on disposals	4,376	60,519
Closing net book amount	(1,722,395)	(1,440,511)	(913,408)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,097,225
Closing net book amount	1,617,253	1,097,225
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	3,874,092	3,481,210
Additions	132	0
Transferred from construction in progress	609,303	130,947
Reclassification	9,088	267,662
Disposals	(2,596)	(4,717)
Transferred from investment properties	47	1,164
Transferred to construction in progres		(2,091)
Transferred to investment properties		(83)
Others	1,208
Closing net book amount	4,491,274	3,874,092	3,481,210
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,696,149)	(2,396,564)
Reclassification	(787)	(214,041)
Transferred from investment properties	(45)	(1,088)
Transferred to construction in progres		46
Transferred to investment properties		80
Charge for the year	(95,661)	(88,234)
Written back on disposals	2,469	3,652
Closing net book amount	(2,790,173)	(2,696,149)	(2,396,564)
Buildings [member] | Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(80,718)	(53,792)
Reclassification	(2,146)	(26,133)
Charge for the year	(984)	(793)
Written back on disposals	0	0
Closing net book amount	(83,848)	(80,718)	(53,792)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	9,737,638
Closing net book amount	10,055,636	9,737,638
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	43,364,732	42,742,330
Additions	187,460	161,118
Transferred from construction in progress	1,768,395	1,476,065
Reclassification	(47,399)	(275,880)
Disposals	(393,686)	(737,634)
Transferred from investment properties	0	0
Transferred to construction in progres		(1,260)
Transferred to investment properties		(7)
Others	0
Closing net book amount	44,879,502	43,364,732	42,742,330
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(32,276,268)	(31,700,912)
Reclassification	6,340	216,706
Transferred from investment properties	0	0
Transferred to construction in progres		735
Transferred to investment properties		7
Charge for the year	(1,270,423)	(1,419,669)
Written back on disposals	344,469	626,865
Closing net book amount	(33,195,882)	(32,276,268)	(31,700,912)
Plant and machinery [member] | Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(1,350,826)	(850,967)
Reclassification	2,202	26,270
Charge for the year	(283,624)	(586,147)
Written back on disposals	4,264	60,018
Closing net book amount	(1,627,984)	(1,350,826)	(850,967)
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	475,169
Closing net book amount	506,615	475,169
Vehicles and other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,996,860	1,958,220
Additions	39,934	15,646
Transferred from construction in progress	90,219	92,962
Reclassification	38,311	8,218
Disposals	(51,813)	(62,782)
Transferred from investment properties	0	0
Transferred to construction in progres		(15,404)
Transferred to investment properties		0
Others	0
Closing net book amount	2,113,511	1,996,860	1,958,220
Vehicles and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(1,512,724)	(1,457,854)
Reclassification	(5,553)	(2,665)
Transferred from investment properties	0	0
Transferred to construction in progres		5,642
Transferred to investment properties		0
Charge for the year	(128,092)	(113,556)
Written back on disposals	50,036	55,709
Closing net book amount	(1,596,333)	(1,512,724)	(1,457,854)
Vehicles and other equipment [member] | Impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(8,967)	(8,649)
Reclassification	(56)	(137)
Charge for the year	(1,652)	(682)
Written back on disposals	112	501
Closing net book amount	¥ (10,563)	¥ (8,967)	¥ (8,649)